Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense
U.S. federal	$ 443	$ 180	$ 458
U.S. state and local	340	786	592
Non-U.S.	513	513	569
Total current expense	1,296	1,479	1,619
Deferred income tax expense (benefit)
U.S. federal	583	2,056	(3,433)
U.S. state and local	85	(94)	(55)
Non-U.S.	58	1,300	753
Deferred Income Tax Expense (Benefit)	726	3,262	(2,735)
Total income tax expense (benefit)	$ 2,022	$ 4,741	$ (1,116)